Supplement Dated January 12, 2009
                     To The Prospectus Dated March 31, 2008

                                       and

                                To The Prospectus
                Dated March 31, 2008, as amended, October 6, 2008

                               JNL(R) Series Trust


Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective December 2, 2008, in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Capital Guardian Global Balanced Fund, please delete the fourteenth paragraph in its entirety and replace it with the following:

     Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and manages U.S. Fixed Income portfolios. He is also an investment analyst covering U.S. Government bonds, as well as having responsibilities for Fixed-Income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.


Effective December 2, 2008, in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Capital Guardian International Small Cap Fund, please delete the sixth paragraph in its entirety.


Effective January 12, 2009, in the section entitled "Principal Investment Strategies" for the JNL/Franklin Templeton Mutual Shares Fund, please delete the first and second paragraph in its entirety and replace it with the following:

     Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

     The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets. In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so. The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities. The Fund may also invest in illiquid securities and securities with a limited trading market.


This Supplement is dated January 12, 2009.

(To be used with VC4224 10/08,  VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723
10/08,  VC5825 10/08,  VC5884 10/08,  VC5885 10/08,  VC3656 03/08, VC5526 03/08,
VC3657 03/08,  FVC4224FT  03/08,  NV4224 10/08,  NV3174CE  03/08,  NV5526 03/08,
NV3784 03/08, NV5869 10/08, NV5890 10/08, HR105 03/08 and VC2440 03/08.)

                                                                   CMX2848 01/09

                        SUPPLEMENT DATED JANUARY 12, 2009
                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable life product.


EFFECTIVE DECEMBER 2, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, PLEASE DELETE THE FOURTEENTH PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and manages U.S. Fixed Income portfolios. He is also an investment analyst covering U.S. Government bonds, as well as having responsibilities for Fixed-Income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.




This Supplement is dated January 12, 2009.

(To be used with NV5825 03/08.)

                                                                   NMU2849 01/09

                        SUPPLEMENT DATED JANUARY 12, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE DECEMBER 2, 2008, PLEASE REMOVE ALL REFERENCES TO ROGER MORTIMER AND MICHAEL LOCKE.


EFFECTIVE DECEMBER 2, 2008, ON PAGES 84 AND 85, PLEASE DELETE THE TABLES FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND AND REPLACE WITH THE FOLLOWING:

                            AS OF SEPTEMBER 30, 2008

--------------------------------------------------------------------------------------------------------------------
                                            CGTC'S OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
Portfolio Managers           The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                              REGISTERED INVESTMENT      OTHER POOLED INVESTMENT        OTHER ACCOUNTS(3,4)
                                  COMPANIES (1)                VEHICLES(2)
--------------------------------------------------------------------------------------------------------------------
                            Number of    Total Assets    Number of    Total Assets   Number of    Total Assets
                            Accounts    (in billions)    Accounts    (in billions)   Accounts    (in billions)
--------------------------------------------------------------------------------------------------------------------
Brett, Mark                        0               -            3            0.41          31             6.69
--------------------------------------------------------------------------------------------------------------------
Cronin,                            2            0.53            4            0.76          25             9.43
Christine
--------------------------------------------------------------------------------------------------------------------
Dalzell, Mark                      5           51.23            2            0.16          19             5.94
--------------------------------------------------------------------------------------------------------------------
Fisher, David                      9           13.00           22           20.84         168             44.91
--------------------------------------------------------------------------------------------------------------------
Harrer,
Laurentius                         0               -            7            1.52          39             12.38
--------------------------------------------------------------------------------------------------------------------
Havas, Richard                     6            1.87           20           16.15         155             39.18
--------------------------------------------------------------------------------------------------------------------
Kyle, Nancy                        5            1.75           15           15.10         122             28.32
--------------------------------------------------------------------------------------------------------------------
Neithart, Robert                   1            9.57            3            1.23          28              9.57
--------------------------------------------------------------------------------------------------------------------
Phoa, Wesley                       2            0.53            3            0.73           6              1.84
--------------------------------------------------------------------------------------------------------------------
Sauvage,
Lionel                             5            1.75           20           18.92         200             48.65
--------------------------------------------------------------------------------------------------------------------
Sikorsky,
Nilly                              2            1.09           11           14.43         191             45.65
--------------------------------------------------------------------------------------------------------------------
Staehelin, Rudolf                  3            1.23           15           16.53         170             33.82
--------------------------------------------------------------------------------------------------------------------
Wilson,
Alan                              13            5.66           10            2.47          69             14.01
--------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

                            AS OF SEPTEMBER 30, 2008

-------------------------------------------------------------------------------------------------------------------
                                               CGTC'S FEE BASED ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
Portfolio Managers          The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                           REGISTERED INVESTMENT    OTHER POOLED INVESTMENT     OTHER ACCOUNTS(3,4)
                               COMPANIES (1)              VEHICLES(2)
-------------------------------------------------------------------------------------------------------------------
                           Number of  Total Assets   Number of  Total Assets   Number of  Total Assets
                           Accounts   (in billions)  Accounts   (in billions)  Accounts   (in billions)
-------------------------------------------------------------------------------------------------------------------
Brett, Mark                      0              -           0             -           1           0.18
-------------------------------------------------------------------------------------------------------------------
Cronin, Christine                0              -           0             -           1           0.08
-------------------------------------------------------------------------------------------------------------------
Dalzell, Mark                    0              -           0             -           1           0.08
-------------------------------------------------------------------------------------------------------------------
Fisher, David                    1           0.79           0             -           6           1.41
-------------------------------------------------------------------------------------------------------------------
Harrer, Laurentius               0              -           0             -           1           0.08
-------------------------------------------------------------------------------------------------------------------
Havas, Richard                   1           0.79           0             -           7           1.49
-------------------------------------------------------------------------------------------------------------------
Kyle, Nancy                      1           0.79           0             -           4           1.18
-------------------------------------------------------------------------------------------------------------------
Neithart, Robert                 0              -           0             -           0              -
-------------------------------------------------------------------------------------------------------------------
Phoa, Wesley                     0              -           0             -           0              -
-------------------------------------------------------------------------------------------------------------------
Sauvage, Lionel                  1           0.79           0             -          13           2.95
-------------------------------------------------------------------------------------------------------------------
Sikorsky, Nilly                  1           0.79           0             -          16           7.75
-------------------------------------------------------------------------------------------------------------------
Staehelin, Rudolf                1           0.79           0             -          10           2.46
-------------------------------------------------------------------------------------------------------------------
Wilson, Alan                     0              -           0             -           2           1.14
-------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.


EFFECTIVE DECEMBER 2, 2008, ON PAGE 89, PLEASE DELETE THE TABLES ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND" AND REPLACE WITH THE FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
SECURITY OWNERSHIP OF               David I.     Nancy J.     Lionel M.      Nilly      Rudolf M.     Alan J.
PORTFOLIO MANAGERS                   Fisher       Kyle        Sauvage     Sikorsky     Staehelin     Wilson
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
None                                   X            X            X            X            X            X
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$1-$10,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$10,001-$50,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$50,001-$100,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$100,001-$500,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$500,001-$1,000,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Over $1,000,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------

--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
SECURITY OWNERSHIP OF                 Mark H.     Laurentius    Robert H.   Mark A.      Christine   Wesley Phoa  Richard N.
PORTFOLIO MANAGERS                    Dalzell       Harrer      Neithart      Brett       Cronin                     Havas
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
None                                    X             X            X           X            X            X            X
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$1-$10,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$10,001-$50,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$50,001-$100,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$100,001-$500,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$500,001-$1,000,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
Over $1,000,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------


EFFECTIVE  DECEMBER  2,  2008,  ON PAGE 89,  PLEASE  DELETE  THE TABLE  ENTITLED
"SECURITY   OWNERSHIP  OF  PORTFOLIO  MANAGERS  FOR  THE  JNL/CAPITAL   GUARDIAN
INTERNATIONAL SMALL CAP FUND" AND REPLACE WITH THE FOLLOWING:

SECURITY   OWNERSHIP  OF  PORTFOLIO   MANAGERS  FOR  THE  JNL/CAPITAL   GUARDIAN
INTERNATIONAL SMALL CAP FUND

------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
SECURITY OWNERSHIP OF           Habib I.    Richard N.       Akira        Roger J.        Takeo        Philip
PORTFOLIO MANAGERS               Annous        Havas       Horiguchi      Mortimer      Nakamura       Winston
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
NONE                                X            X             X             X              X             X
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$1-$10,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$10,001-$50,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$50,001-$100,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$100,001-$500,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$500,001-$1,000,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
Over $1,000,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------




This Supplement is dated January 12, 2009.

(To be used with V3180 10/08 and V3180PROXY 10/08.)

                                                                   CMX2850 01/09